Reserves (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred Share Units [Member]
Number of Share Units, Outstanding	1,123,844	461,404
Number of Share Units, Granted	1,912,803	662,440
Number of Share Units, Redeemed	0
Number of Share Units, Outstanding	3,036,647	1,123,844
Weighted average grant date fair value, Outstanding	$ 0.19	$ 0.20
Weighted average grant date fair value, Granted	0.10	0.19
Weighted average grant date fair value, Redeemed	0
Weighted average grant date fair value, Outstanding	$ 0.13	$ 0.19
Restricted Share Units [Member]
Number of Share Units, Outstanding	5,550,000	5,550,000
Number of Share Units, Granted	2,300,000	0
Number of Share Units, Redeemed	(3,650,000)
Number of Share Units, Outstanding	4,200,000	5,550,000
Weighted average grant date fair value, Outstanding	$ 0.19	$ 0.19
Weighted average grant date fair value, Granted	0.15	0
Weighted average grant date fair value, Redeemed	0.11
Weighted average grant date fair value, Outstanding	$ 0.23	$ 0.19